Intangible Assets - Intellectual Propert (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Intangible Assets - Intellectual Propert Details
Weighted average risk-free interest rate	1.72%
Expected life in years	4 years 9 months
Weighted Avg Expected Volatility	93.80%
Expected dividend yield	$ 0